FINANCE COST	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
FINANCE COST
20	FINANCE COST

	2025	2024	2023
	USD	USD	USD
Fees from trade receivable factoring	578,286	312,768	218,749
Interest expenses from lease liabilities	137,282	67,702	10,088
Interest expenses from guaranteed bank loans	313,219	50,965	89,903
Interest expenses of convertible loan	-	-	9,870
Total finance cost	1,028,787	431,435	328,610